Document and Entity Information	Nov. 05, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity File Number	001-36556
Entity Registrant Name	EL POLLO LOCO HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3563182
Entity Address, Address Line One	575 Anton Boulevard
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	714
Local Phone Number	599-5000
Entity Emerging Growth Company	false
Entity Central Index Key	0001606366
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LOCO
Security Exchange Name	NASDAQ
Rights to Purchase Series A Preferred Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Rights to Purchase Series A Preferred Stock, par value $0.01 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ